SHARE BASED COMPENSATION - Restricted Stock Unit (RSUs) Activity (Details) - RSUs	12 Months Ended
Dec. 31, 2022 $ / shares shares
Number of RSUs
Beginning balance (in shares) | shares	0
Granted (in shares) | shares	5,936,379
Vested (in shares) | shares	(130,406)
Forfeited (in shares) | shares	(51,998)
Ending balance (in shares) | shares	5,753,975
Weighted Average Grant Date Fair Value Per Share
Beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	5.34
Vested (in dollars per share) | $ / shares	7.81
Forfeited (in dollars per share) | $ / shares	5.99
Ending balance (in dollars per share) | $ / shares	$ 5.28